Current Liabilites - Trade and Other Payables (Detail) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Disclosure of trade and other payables [line Items]
Trade payables	$ 5,533,659	$ 3,790,216
Accruals	4,653,950	5,343,241
Other payables	446,949	428,708
Total trade and Other current payables	$ 10,634,558	$ 9,562,165